Significant Restructuring and Impairment Costs (Notes)	12 Months Ended
Sep. 30, 2016
Restructuring and Related Activities [Abstract]
SIGNIFICANT RESTRUCTURING AND IMPAIRMENT COSTS
SIGNIFICANT RESTRUCTURING AND IMPAIRMENT COSTS

To better align its resources with its growth strategies and reduce the cost structure of its global operations to address the softness in certain underlying markets, the Company commits to restructuring plans as necessary.

In fiscal 2016, the Company committed to a significant restructuring plan (2016 Plan) and recorded $288 million of restructuring and impairment costs in the consolidated statements of income. This is the total amount incurred to date and the total amount expected to be incurred for this restructuring plan. The restructuring actions related to cost reduction initiatives in the Company’s Buildings and Power Solutions businesses and at Corporate. The costs consist primarily of workforce reductions, plant closures, asset impairments and change-in-control payments. Of the restructuring and impairment costs recorded, $161 million related to Corporate, $66 million related to the Power Solutions segment, $26 million related to the Building Efficiency Asia segment, $16 million related to the Building Efficiency Rest of World segment, $9 million related to the Building Efficiency Products North America segment, $8 million related to the Tyco segment, and $2 million related to the Building Efficiency Systems and Service North America segment. The restructuring actions are expected to be substantially complete in fiscal 2018. Included in the reserve is $78 million of committed restructuring actions taken by Tyco for liabilities assumed as part of the Tyco acquisition.

Additionally, the Company recorded $332 million of restructuring and impairment costs within discontinued operations related to Adient in fiscal 2016.

The following table summarizes the changes in the Company’s 2016 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Other	Currency Translation	Total

Original Reserve	$368	$190	$62	$—	$620
Acquired Tyco restructuring reserves	78	—	—		78
Utilized—cash	(32)	—	—	—	(32)
Utilized—noncash	—	(190)	(32)	1	(221)
Balance at September 30, 2016	$414	$—	$30	$1	$445

At September 30, 2016, the restructuring reserve for continuing and discontinued operations totaled $445 million, of which $229 million was recorded within other current liabilities and $216 million was recorded within liabilities held for sale in the consolidated statements of financial position.

In fiscal 2015, the Company committed to a significant restructuring plan (2015 Plan) and recorded $215 million of restructuring and impairment costs in the consolidated statements of income. This is the total amount incurred to date and the total amount expected to be incurred for this restructuring plan. The restructuring actions related to cost reduction initiatives in the Company’s Building Efficiency and Power Solutions businesses and at Corporate. The costs consist primarily of workforce reductions and asset impairments. Of the restructuring and impairment costs recorded, $166 million related to Corporate, $13 million related to the Building Efficiency Rest of World segment, $11 million related to the Power Solutions segment, $11 million related to the Building Efficiency Asia segment, $11 million related to the Building Efficiency Products North America segment, and $3 million related to the Building Efficiency Systems and Service North America segment. The restructuring actions are expected to be substantially complete in 2016.

Additionally, the Company recorded $182 million of restructuring and impairment costs within discontinued operations related to Adient in fiscal 2015.

The following table summarizes the changes in the Company’s 2015 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Other	Total

Original Reserve	$191	$183	$23	$397
Utilized—noncash	—	(183)	—	(183)
Balance at September 30, 2015	$191	$—	$23	$214
Utilized—cash	(74)	—	(23)	(97)
Balance at September 30, 2016	$117	$—	$—	$117

At September 30, 2016, the restructuring reserve for continuing and discontinued operations totaled $117 million, of which $5 million was recorded within other current liabilities and $112 million was recorded within liabilities held for sale in the consolidated statements of financial position.

In fiscal 2014, the Company committed to a significant restructuring plan (2014 Plan) and recorded $165 million of restructuring and impairment costs in the consolidated statements of income. This is the total amount incurred to date and the total amount expected to be incurred for this restructuring plan. The restructuring actions related primarily to cost reduction initiatives in the Company’s Building Efficiency and Power Solutions businesses and included workforce reductions, plant closures, and asset and goodwill impairments. Of the restructuring and impairment costs recorded, $119 million related to the Building Efficiency Rest of World segment, $16 million related to the Power Solutions segment, $12 million related to the Building Efficiency Systems and Service North America segment, $7 million related to the Building Efficiency Products North America segment, $7 million related to Corporate and $4 million related to the Building Efficiency Asia segment. The restructuring actions are expected to be substantially complete in 2016.

Additionally, the Company recorded $212 million of restructuring and impairment costs within discontinued operations, of which $159 million related to Adient and $53 million related to the Automotive Experience Electronics business in fiscal 2014.

The following table summarizes the changes in the Company’s 2014 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Goodwill Impairment	Other	Currency Translation	Total

Original Reserve	$191	$134	$47	$5	$—	$377
Utilized—cash	(8)	—	—	—	—	(8)
Utilized—noncash	—	(134)	(47)	—	(6)	(187)
Balance at September 30, 2014	$183	$—	$—	$5	$(6)	$182
Utilized—cash	(65)	—	—	(5)	—	(70)
Utilized—noncash	—	—	—	—	(13)	(13)
Balance at September 30, 2015	$118	$—	$—	$—	$(19)	$99
Utilized—cash	(74)	—	—	—	—	(74)
Utilized—noncash	—	—	—	—	(2)	(2)
Balance at September 30, 2016	$44	$—	$—	$—	$(21)	$23

At September 30, 2016, the restructuring reserve for continuing and discontinued operations totaled $23 million, of which $12 million was recorded within other current liabilities and $11 million was recorded within liabilities held for sale in the consolidated statements of financial position, respectively.

In fiscal 2013, the Company committed to a significant restructuring plan (2013 Plan) and recorded $191 million of restructuring and impairment costs in the consolidated statements of income. This is the total amount incurred to date and the total amount expected to be incurred for this restructuring plan. The restructuring actions related to cost reduction initiatives in the Company’s Building Efficiency and Power Solutions businesses and included workforce reductions and asset impairments. Of the restructuring and impairment costs recorded, $70 million related to the Building Efficiency Rest of World segment, $36 million related to the Power Solutions segment, $35 million related to the Building Efficiency Systems and Service North America segment, $28 million related to the Building Efficiency Products North America segment, $17 million related to Corporate and $5 million related to the Building Efficiency Asia segment. The restructuring actions are expected to be substantially complete in 2016.

Additionally, the Company recorded $794 million of restructuring costs within discontinued operations, of which $712 million related to Adient, $54 million related to the GWS business and $28 million related to the Automotive Experience Electronics business in fiscal 2013.

The following table summarizes the changes in the Company’s 2013 Plan reserve (in millions):

	Employee Severance and Termination Benefits	Long-Lived Asset Impairments	Goodwill Impairment	Other	Currency Translation	Total

Original Reserve	$392	$156	$430	$7	$—	$985
Utilized—cash	(26)	—	—	—	—	(26)
Utilized—noncash	—	(156)	(430)	(4)	4	(586)
Transfer to liabilities held for sale	(31)	—	—	—	—	(31)
Balance at September 30, 2013	$335	$—	$—	$3	$4	$342
Utilized—cash	(144)	—	—	(3)	—	(147)
Utilized—noncash	—	—	—	—	(11)	(11)
Transfer from liabilities held for sale	31	—	—	—	—	31
Transfer to liabilities held for sale	(24)	—	—	—	—	(24)
Balance at September 30, 2014	$198	$—	$—	$—	$(7)	$191
Utilized—cash	(113)	—	—	—	—	(113)
Utilized—noncash	—	—	—	—	(10)	(10)
Balance at September 30, 2015	$85	$—	$—	$—	$(17)	$68
Utilized—cash	(43)	—	—	—	—	(43)
Utilized—noncash	—	—	—	—	(1)	(1)
Balance at September 30, 2016	$42	$—	$—	$—	$(18)	$24

The $31 million of transfers from liabilities held for sale represent restructuring reserves that were included in liabilities held for sale in the consolidated statements of financial position at September 30, 2013, but were excluded from liabilities held for sale at September 30, 2014 based on transaction negotiations. See Note 4, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's assets and liabilities held for sale.

At September 30, 2016, the restructuring reserve for continuing and discontinued operations totaled $24 million, of which $11 million was recorded within other current liabilities and $13 million was recorded within liabilities held for sale in the consolidated statements of financial position.

The Company's fiscal 2016, 2015, 2014 and 2013 restructuring plans included workforce reductions of approximately 7,700 employees (6,200 for the Buildings business, 900 for the Power Solutions business and 600 for Corporate). Restructuring charges associated with employee severance and termination benefits are paid over the severance period granted to each employee or on a lump sum basis in accordance with individual severance agreements. As of September 30, 2016, approximately 4,700 of the employees have been separated from the Company pursuant to the restructuring plans. In addition, the restructuring plans included eight plant closures in the Buildings business). As of September 30, 2016, one of the eight plants have been closed.

Refer to Note 17, "Impairment of Long-Lived Assets," of the notes to consolidated financial statements for further information regarding the long-lived asset impairment charges recorded as part of the restructuring actions.

Refer to Note 7, "Goodwill and Other Intangible Assets," of the notes to consolidated financial statements for further information regarding the goodwill impairment charges recorded.

Company management closely monitors its overall cost structure and continually analyzes each of its businesses for opportunities to consolidate current operations, improve operating efficiencies and locate facilities in close proximity to customers. This ongoing analysis includes a review of its manufacturing, engineering and purchasing operations, as well as the overall global footprint for all its businesses.